Income Taxes - Schedule of Income Tax Expense (Recovery) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Income tax [line items]
Write down (reversal of write down) or recognition of prior period temporary differences	$ 4,354	$ (1,829)	$ (946)	$ (8,329)
Total deferred income tax expense			2,115		$ (8,237)
Total income tax expense (recovery) recognized in net earnings	6,135	201	(445)	872
Current income tax expense [member]
Income tax [line items]
Current income tax expense (recovery)	80	(819)	(2,560)	78
Deferred income tax expense [member]
Income tax [line items]
Origination and reversal of temporary differences	1,701	2,849	3,061	9,123
Write down (reversal of write down) or recognition of prior period temporary differences	4,354	(1,829)	(946)	(8,329)
Total deferred income tax expense	$ 6,055	$ 1,020	$ 2,115	$ 794